Share-Based Compensation - Restricted Stock Units Narratives (Details) $ in Millions	3 Months Ended
Mar. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares vesting period	3 years 2 months 12 days
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	4 years
Stock option vesting right percentage	25.00%
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
Share based compensation not yet recognized for unvested shares other than options	$ 5.1
Share based compensation not yet recognized for unvested shares vesting period	2 years 8 months 12 days
RSUs | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock option vesting right percentage	50.00%
RSUs | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock option vesting right percentage	50.00%